UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

THIRD QUARTER REPORT

July 31, 2011

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at July 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.34%

	Consumer Products - 0.09%
17,485,595	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b) (e)	$4,016,441

	Financial Insurance - 2.25%
161,630,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (f)	99,402,450

	Total Corporate Debt Instruments (Cost $178,650,582)	103,418,891

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	8,896
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c) (e)	221,861

	Total Preferred Stocks (Cost $1,022,936)	230,757

Common Stocks - 90.72%

	Annuities & Mutual Fund Management & Sales - 3.40%
6,000,000	Bank of New York Mellon Corp. (The)	150,660,000

	Auto Supply - 0.00%
652,203	ISE, Ltd. [1] (a) (b)	0

	Automotive - 4.72%
6,367,400	Toyota Industries Corp. (Japan)	209,089,916

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (e)	26,318

Shares		Value (Note 1)

	Depository Institutions - 2.33%
218,500	Carver Bancorp, Inc. (c)	$122,360
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	22,657,936
10,000,000	KeyCorp	80,400,000

		103,180,296

	Diversified Operations - 9.48%
6,649,109	Brookfield Asset Management, Inc., Class A (Canada)	209,646,407
28,572,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	210,251,976

		419,898,383

	Financial Insurance - 0.01%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 26.22%
83,370	Capital Southwest Corp.	7,829,277
42,692,000	Cheung Kong Holdings, Ltd. (Hong Kong)	652,396,754
10,030,709	Investor AB, Class A (Sweden)	214,759,275
160,000,000	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	17,655,172
3,317,350	RHJ International (Belgium) (a) (e)	22,260,575
57,254,500	Wheelock & Co., Ltd. (Hong Kong)	246,097,931

		1,160,998,984

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (e)	189,975
9,337	RS Holdings Corp., Class A (a) (b) (e)	2,026

		192,001

	Manufactured Housing - 1.62%
1,014	Fleetwood Homes, Inc. (a) (b) (c) (e)	71,818,761

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Mutual Holding Companies - 0.23%
47,859	Colonial Financial Services, Inc. (a)	$587,230
232,032	FedFirst Financial Corp. (c)	3,501,363
205,511	Gouverneur Bancorp, Inc. (c)	1,849,599
249,757	Home Federal Bancorp, Inc. (c)	3,401,690
242,800	SFSB, Inc. (a) (c)	733,256

		10,073,138

	Non-U.S. Real Estate Operating Companies - 19.84%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	145,747,298
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	112,831,333
97,788,054	Henderson Land Development Co., Ltd. (Hong Kong)	619,820,993

		878,399,624

	Oil & Gas Production & Services - 2.84%
776,800	Cenovus Energy, Inc. (Canada)	29,790,280
1,304,301	EnCana Corp. (Canada)	38,202,976
2,190,000	Nabors Industries, Ltd. (Bermuda) (a)	57,837,900

		125,831,156

	Semiconductor Equipment Manufacturers & Related - 0.28%
1,000,000	Applied Materials, Inc.	12,320,000

	Steel & Specialty Steel - 8.68%
3,500,000	POSCO, ADR (South Korea)	384,300,000

	Telecommunications - 1.45%
1,871,861	Sycamore Networks, Inc. (c)	36,875,662
6,557,299	Tellabs, Inc.	27,147,218

		64,022,880

Shares		Value (Note 1)

	U.S. Real Estate Operating Companies - 6.18%
9,487,910	FNC Realty Corp. (a) (b) (c)	$5,692,746
8,764,203	Forest City Enterprises, Inc., Class A (a) (c)	157,843,296
22,500	Forest City Enterprises, Inc., Class B (a)	402,750
3,420,106	Tejon Ranch Co. (a) (c)	109,751,202

		273,689,994

	Utilities, Utility Service Companies & Waste Management - 3.44%
8,816,889	Covanta Holding Corp. (c)	152,355,842

	Total Common Stocks (Cost $3,086,167,522)	4,017,412,293

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.24%

	Infrastructure - 0.23%
400,000	Brookfield Infrastructure Partners L.P. (Canada)[2]	10,060,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	505,656

	Total Limited Partnerships (Cost $8,007,814)	10,565,656

	Total Investment Portfolio - 93.31% (Cost $3,273,848,854)	4,131,627,597
	Other Assets less Liabilities - 6.69%	296,035,370

	NET ASSETS - 100.00%	$4,427,662,967

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Value

Investor Class:
Net assets applicable to 541,558 shares outstanding	$28,005,266

Net asset value, offering and redemption price per share	$51.71

Institutional Class:
Net assets applicable to 84,982,336 shares outstanding	$4,399,657,701

Net asset value, offering and redemption price per share	$51.77

Notes:
ADR: American Depository Receipt.
PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.
(f)	Variable rate security. The rate disclosed is in effect as of July 31, 2011.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Cayman Islands.
[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	45.79%
United States	20.96
South Korea	8.68
Canada	6.50
Sweden	4.85
Japan	4.72
Bermuda	1.31
Belgium	0.50
United Kingdom	0.00 *

Total	93.31%

*	Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks - 71.59%

	Agriculture - 3.39%
2,886,987	Viterra, Inc. (Canada)	$32,693,704

	Auto Supply - 0.49%
232,386	Superior Industries
	International, Inc.	4,703,493

	Chemicals & Allied
	Products - 4.52%
367,451	Lanxess AG (Germany)	29,652,051
80,889	Minerals Technologies, Inc.	5,239,989
28,509	Stepan Co.	2,260,764
125,124	Westlake Chemical Corp.	6,475,167

		43,627,971

	Computer Peripherals - 2.37%
676,647	Imation Corp. (a)	5,629,703
514,542	Lexmark International, Inc.,
	Class A (a)	17,273,175

		22,902,878

	Consulting and Information
	Technology Services - 2.92%
401,200	ICF International, Inc. (a)	9,372,032
461,006	ManTech International Corp.,
	Class A	18,809,045

		28,181,077

	Consumer Products - 2.81%
940,540	JAKKS Pacific, Inc. (a)	16,412,423
1,007,308	K-Swiss, Inc., Class A (a)	10,737,903

		27,150,326

	Electronics Components - 6.19%
741,242	Bel Fuse, Inc., Class B (c)	14,098,423
126,197	Electronics for Imaging, Inc. (a)	2,171,850
1,093,440	Ingram Micro, Inc., Class A (a)	20,283,312
1,407,990	MEMC Electronic Materials, Inc. (a)	10,447,286

Shares		Value (Note 1)

	Electronics Components (continued)
485,951	Park Electrochemical Corp.	$12,712,478

		59,713,349

	Energy/Services - 5.52%
362,206	Bristow Group, Inc.	17,559,747
321,701	Pioneer Drilling Co. (a)	5,234,075
175,962	SEACOR Holdings, Inc.	17,659,546
236,127	Tidewater, Inc.	12,831,141

		53,284,509

	Forest Products & Paper - 2.14%
21,530,352	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d)	2,539,610
1,199,877	P.H. Glatfelter Co.	18,106,144

		20,645,754

	Healthcare Services - 3.84%
2,945,280	Cross Country Healthcare,
	Inc. (a) (c)	20,351,885
413,882	Pharmaceutical Product
	Development, Inc.	11,932,218
79,658	Teleflex, Inc.	4,797,801

		37,081,904

	Holding Companies - 7.03%
203,423	Ackermans & van Haaren
	NV (Belgium)	18,026,118
1,039,680	JZ Capital Partners, Ltd. (Guernsey)	6,519,119
1,283,102	JZ Capital Partners, Ltd. Limited
	Voting Shares (Guernsey) (d)	8,045,451
432,140	Leucadia National Corp.	14,550,154
475,780,230	PYI Corp., Ltd. (Hong Kong) [1] (c)	20,755,769

		67,896,611

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Industrial Equipment - 3.52%
124,026	Alamo Group, Inc.	$2,965,462
552,255	Oshkosh Corp. (a)	13,706,969
980,316	Wacker Neuson SE (Germany)	17,333,087

		34,005,518

	Industrial Services - 0.74%
129,444	UniFirst Corp.	7,100,003

	Insurance & Reinsurance - 4.12%
561,986	Arch Capital Group, Ltd.
	(Bermuda) (a)	18,995,127
10,624	E-L Financial Corp., Ltd. (Canada)	5,187,185
517,580	HCC Insurance Holdings, Inc.	15,594,685

		39,776,997

	Life Insurance - 0.89%
50,198	National Western Life Insurance
	Co., Class A	8,600,423

	Media - 3.08%
205,124	Liberty Media Corp. - Starz
	Series A (a)	15,745,318
526,362	Madison Square Garden, Inc.,
	Class A (a)	13,948,593

		29,693,911

	Metals Manufacturing - 4.02%
476,634	Encore Wire Corp.	10,490,714
507,286	Kaiser Aluminum Corp.	28,316,705

		38,807,419

	Non-U.S. Real Estate Operating
	Companies - 0.90%
2,067,000	Sapporo Holdings, Ltd. (Japan)	8,645,502

Shares		Value (Note 1)

	Oil & Gas - 0.21%
23,331	Cimarex Energy Co.	$2,055,928

	Real Estate Investment
	Trust - 0.17%
140,379	Excel Trust, Inc.	1,610,147

	Retail - 0.56%
410,456	American Eagle Outfitters, Inc.	5,393,392

	Securities Trading
	Services - 3.20%
561,785	Broadridge Financial Solutions, Inc.	12,954,762
1,472,766	Investment Technology Group,
	Inc. (a)	17,923,562

		30,878,324

	Semiconductor
	Equipment Manufacturers
	& Related - 0.66%
329,526	Electro Scientific Industries,
	Inc. (a)	6,330,195

	Software - 2.10%
844,670	Synopsys, Inc. (a)	20,246,740

	Telecommunications - 1.26%
144,867	Sycamore Networks, Inc.	2,853,880
2,260,907	Tellabs, Inc.	9,360,155

		12,214,035

	U.S. Real Estate Operating
	Companies - 4.94%
400,377	Alexander & Baldwin, Inc.	19,302,175
259,434	Alico, Inc.	6,332,784
25,823	Tejon Ranch Co. (a)	828,660
464,448	Vail Resorts, Inc.	21,248,496

		47,712,115

	Total Common Stocks
	(Cost $634,519,196)	690,952,225

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Investment			Value
Amount ($)			(Note 1)

Limited Partnerships - 1.21%

		Holding Companies - 1.21%
1,000,000		AP Alternative Assets, L.P.
		(Guernsey) (b)	$11,647,000

		Total Limited Partnerships
		(Cost $20,000,000)	11,647,000

Notional
Amount†

Purchased Options - 0.12%
		Foreign Currency
		Put Options - 0.12% (a)
75,000,000		Euro Currency, strike 1.20 Euro,
		expires 3/7/12	547,163
50,000,000		Japan Currency, strike 100 Yen,
		expires 10/24/13	583,750

		Total Purchased Options
		(Cost $3,687,500)	1,130,913

Purchased Swaptions - 0.02%

		Foreign Currency
		Put Swaptions - 0.02% (a)

		Payer Options Purchased on
		Interest Rate Swaps:
47,627,920,000	JPY	Expiring 11/4/11, if exercised the Fund pays semi-annually 3.220%
		and receives semi-annual
		floating 6 month JPY LIBOR
		terminating 11/8/21, European
		Style. Counterparty:
		JPMorgan Chase Bank, N.A.	619

Notional			Value
Amount†			(Note 1)

		Foreign Currency Put Swaptions (continued)
26,304,564,000	JPY	Expiring 11/5/12, if exercised the Fund pays semi-annually 4.420%
		and receives semi-annual
		floating 6 month JPY LIBOR
		terminating 11/7/22, European
		Style. Counterparty:
		JPMorgan Chase Bank, N.A.	$188,234

		Total Purchased Swaptions
		(Cost $1,242,500)	188,853

Principal
Amount ($)

Short Term Investments - 15.54%

		U.S. Government Obligations - 15.54%
150,000,000		U.S. Treasury Bills, 0.11%-0.16%‡,
		due 8/18/11-12/15/11	149,958,647

		Total Short Term Investments
		(Cost $149,956,388)	149,958,647

		Total Investment
		Portfolio - 88.48%
		(Cost $809,405,584)	853,877,638
		Other Assets less
		Liabilities - 11.52%	111,202,037

		NET ASSETS - 100.00%	$965,079,675

		Investor Class:
		Net assets applicable to 339,595
		shares outstanding	$7,350,763

		Net asset value, offering and
		redemption price per share	$21.65

		Institutional Class:
		Net assets applicable to 44,183,670
		shares outstanding	$957,728,912

		Net asset value, offering and
		redemption price per share	$21.68

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Notes:
JPY: Japanese Yen
LIBOR: London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
†	Notional amount denominated in U.S. Dollars, unless otherwise noted.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	69.82%
Germany	4.87
Canada	4.19
Guernsey	2.72
Hong Kong	2.15
Bermuda	1.97
Belgium	1.86
Japan	0.90

Total	88.48%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at July 31, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 1.44%

	Financials - 1.44%
	Lehman Brothers Holdings, Inc.*:
37,625,000	due 3/23/09 (d)	$10,064,688
12,375,000	due 5/25/10	3,310,313
50,000,000	due 1/24/13	13,750,000

	Total Corporate Debt Instruments
	(Cost $21,482,675)	27,125,001

Shares or Units

Common Stocks - 80.53%

	Forest Products & Paper - 2.29%
2,151,558	Weyerhaeuser Co.	43,009,644

	Non-U.S. Homebuilder - 5.07%
3,800,000	Bellway PLC (United Kingdom)	41,167,394
1,308,761	Berkeley Group (Holdings) PLC
	(United Kingdom) (a)	26,488,006
47,920,117	Taylor Wimpey PLC (United
	Kingdom) (a)	27,797,790

		95,453,190

	Non-U.S. Real Estate
	Consulting/Management - 0.98%
3,309,535	Savills PLC (United Kingdom)	18,383,288

	Non-U.S. Real Estate
	Investment Trusts - 10.99%
29,880,091	Commonwealth Property Office
	Fund (Australia)	31,184,926
670,168	Derwent London PLC (United Kingdom)	19,756,767
41,415,719	Dexus Property Group (Australia)	39,356,866
10,400,712	Hammerson PLC (United Kingdom)	79,522,203
21,560,536	Mirvac Group (Australia)	27,239,341
1,090,298	Westfield Group (Australia)	9,534,490

		206,594,593

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating
	Companies - 36.38%
2,273,126	Brookfield Asset Management,
	Inc., Class A (Canada)	$71,671,663
20,128,500	Capitaland, Ltd. (Singapore)	48,478,241
2,650,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	40,495,910
3,362,300	Daibiru Corp. (Japan)	25,112,977
14,975,637	Henderson Land Development
	Co., Ltd. (Hong Kong)	94,921,761
2,940,095	Hongkong Land Holdings, Ltd.
	(Hong Kong)[1]	19,757,438
11,373,967	Hysan Development Co., Ltd.
	(Hong Kong)	53,267,015
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	46,238,202
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	46,387,465
25,000	NTT Urban Development Corp.
	(Japan)	22,959,018
21,869,072	Quintain Estates & Development
	PLC (United Kingdom) (a)	21,179,135
22,721,694	Songbird Estates PLC
	(United Kingdom) (a)	56,224,276
3,971,000	Sun Hung Kai Properties, Ltd.
	(Hong Kong)	60,427,984
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	76,950,601

		684,071,686

	Retail-Building Products - 2.36%
2,054,000	Lowe’s Cos., Inc.	44,325,320

	U.S. Homebuilder - 2.26%
2,349,293	Lennar Corp., Class A	41,558,993
66,900	Ryland Group Inc. (The)	985,437

		42,544,430

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Investment
	Trusts - 6.23%
3,080,298	First Industrial Realty Trust, Inc. (a)	$36,501,531
862,024	Vornado Realty Trust (e)	80,642,345

		117,143,876

	U.S. Real Estate Operating
	Companies - 13.97%
500,500	Consolidated-Tomoka Land Co. (c)	14,604,590
6,490,864	FNC Realty Corp. (a) (b)	3,894,518
8,033,189	Forest City Enterprises, Inc.,
	Class A (a) (c)	144,677,734
28,893,141	Newhall Holding Co. LLC,
	Class A Units (a) (c)	45,506,697
941,627	Tejon Ranch Co. (a)	30,216,810
7,354,979	Thomas Properties Group,
	Inc. (a) (c)	23,903,682

		262,804,031

	Total Common Stocks
	(Cost $1,319,058,565)	1,514,330,058

Investment Amount ($)

Limited Partnerships - 2.15%

	Investment Fund - 2.15%
36,000,000	Alliance Bernstein Legacy Securities
	(C1) L.P. [2] (a) (b) (c)	40,461,462

	Total Limited Partnerships
	(Cost $36,000,000)	40,461,462

Value (Note 1)

Total Investment Portfolio - 84.12%
(Cost $1,376,541,240)	$1,581,916,521
Other Assets less
Liabilities - 15.88%	298,530,605

NET ASSETS - 100.00%	$1,880,447,126

Investor Class:
Net assets applicable to 2,285,224
shares outstanding	$54,660,174

Net asset value, offering and
redemption price per share	$23.92

Institutional Class:
Net assets applicable to 76,199,304
shares outstanding	$1,825,786,952

Net asset value, offering and
redemption price per share	$23.96

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Notes:
JPY: Japanese Yen
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Variable rate security.
(e)	A portion of this security is segregated for written options or future fund commitments.
*	Issuer in default.
[1]	Incorporated in Bermuda.
[2]	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States	30.70%
Hong Kong	18.39
United Kingdom	15.45
Japan	7.48
Australia	5.71
Canada	3.81
Singapore	2.58

Total	84.12%

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value

2,890	Vornado Realty Trust, Call	8/20/11	$95	$(462,400)
5,995	Weyerhaeuser Co., Put	8/20/11	$20	(389,675)

	(Premiums received $989,460)			$(852,075)

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Unrealized Depreciation

11,628,710,000 JPY	JP Morgan Chase Bank, N.A.	10/29/12	$145,000,000	$152,300,016	$(7,300,016)

Note:
JPY: Japanese Yen

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 91.68%

	Advertising - 2.64%
1,437,900	Asatsu-DK, Inc. (Japan)	$39,783,425

	Agriculture - 5.08%
6,761,364	Viterra, Inc. (Canada)	76,569,112

	Building & Construction
	Products/Services - 2.07%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	7,738,671
1,138,864	Titan Cement Co. S.A. (Greece)	23,450,184

		31,188,855

	Capital Goods - 2.81%
489,736	Nexans S.A. (France)	42,419,298

	Corporate Services - 0.67%
22,522,784	Boardroom, Ltd. (Singapore) (c)	10,100,742

	Diversified Operations - 5.65%
1,204,745	Antarchile S.A. (Chile)	23,528,736
2,594,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	30,240,009
849,596	Lundbergforetagen AB, Class B
	(Sweden)	31,464,518

		85,233,263

	Electronics Components - 6.77%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	102,156,353

	Forest Products & Paper - 5.07%
72,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d)	8,524,729
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	22,585,686
2,265,983	Weyerhaeuser Co.	45,297,000

		76,407,415

Shares		Value (Note 1)

	Holding Companies - 8.14%
2,452,400	Guoco Group, Ltd. (Hong Kong)[1]	$29,892,927
1,270,888	Leucadia National Corp.	42,790,799
270,605	LG Corp. (South Korea)	20,225,433
335,127	Pargesa Holding S.A. (Switzerland)	29,784,809

		122,693,968

	Insurance - 12.28%
349,693	Allianz SE (Germany)	45,755,445
235,793	Munich Re (Germany)	34,914,603
1,426,031	Sampo Oyj, Class A (Finland)	43,583,756
1,250,800	Tokio Marine Holdings, Inc. (Japan)	36,962,655
57,078	White Moutains Insurance
	Group Ltd.[1]	24,052,098

		185,268,557

	Investment Companies - 3.79%
12,611,274	Resolution, Ltd. (Guernsey)	57,175,304

	Machinery - 1.93%
298,483	Andritz AG (Austria)	29,031,689

	Media - 0.39%
642,497	Alma Media Corp. (Finland)	5,890,064

	Metals & Mining - 6.33%
3,038,700	Dundee Precious Metals, Inc.
	(Canada) (a)	26,365,402
500,400	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12
	(Canada) (a) (d)	248,773
131,100	Dundee Precious Metals, Inc.
	Warrants, expires 11/20/15
	(Canada) (a) (d)	706,646
2,263,446	Kinross Gold Corp. (Canada)	36,956,154
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	59,360
560,036	Newmont Mining Corp.	31,143,602

		95,479,937

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Oil & Gas Production &
	Services - 4.08%
846,861	Cenovus Energy, Inc. (Canada)	$32,477,119
993,802	EnCana Corp. (Canada)	29,108,461

		61,585,580

	Other Financial - 2.72%
57,331,000	Yuanta Financial Holding Co., Ltd.
	(Taiwan)	40,957,105

	Pharmaceuticals - 4.42%
1,091,416	GlaxoSmithKline PLC
	(United Kingdom)	24,436,024
540,537	Sanofi (France)	42,167,074

		66,603,098

	Real Estate - 7.10%
5,413,714	Atrium European Real Estate, Ltd.
	(Jersey)	34,709,877
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	41,731,545
52,889,063	Taylor Wimpey PLC
	(United Kingdom) (a)	30,680,206

		107,121,628

	Technology - Hardware - 2.10%
70,685,750	United Microelectronics Corp.
	(Taiwan)	31,744,914

	Telecommunications - 5.93%
42,909,495	Netia S.A. (Poland) (a) (c)	89,446,187

	Transportation - 1.71%
3,351,000	Seino Holdings Co., Ltd. (Japan)	25,812,080

	Total Common Stocks and Warrants
	(Cost $1,333,202,179)	1,382,668,574

Notional Amount ($)		Value (Note 1)

Purchased Options - 0.87%

	Foreign Currency
	Put Options - 0.87% (a)
322,000,000	Euro Currency, strike 1.366 Euro,
	expires 5/31/12	$10,809,344
75,000,000	Japan Currency, strike 88.00 Yen,
	expires 12/2/11	84,375
145,000,000	Japan Currency, strike 81.50 Yen,
	expires 1/27/12	1,715,253
123,000,000	Japan Currency, strike 86.08 Yen,
	expires 2/6/12	578,100

	Total Purchased Options
	(Cost $21,209,350)	13,187,072

	Total Investment
	Portfolio - 92.55%
	(Cost $1,354,411,529)	1,395,855,646
	Other Assets
	less Liabilities - 7.45%	112,346,089

	NET ASSETS - 100.00%	$1,508,201,735

	Investor Class:
	Net assets applicable to 1,181,064
	shares outstanding	$20,436,776

	Net asset value, offering and
	redemption price per share	$17.30

	Institutional Class:
	Net assets applicable to 85,830,141
	shares outstanding	$1,487,764,959

	Net asset value, offering and
	redemption price per share	$17.33

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is subject to restrictions on resale.
[1]	Incorporated in Bermuda.
Country Concentration

% of Net Assets

Canada	13.99%
United States	10.37
Japan	9.57
Singapore	7.44
Poland	5.93
France	5.61
Germany	5.35
Taiwan	4.82
Hong Kong	3.99
Guernsey	3.79
United Kingdom	3.65
Finland	3.28
Jersey	2.30
Sweden	2.09
New Zealand	2.01
Switzerland	1.98
Austria	1.93
Chile	1.56
Greece	1.55
South Korea	1.34

Total	92.55%

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at July 31, 2011
(Unaudited)

Principal Amount†		Value (Note 1)

Corporate Debt Instruments - 78.66%

	Aerospace - 1.78%
	Aveos Fleet Performance, Inc.
	(Cayman Islands):
2,574,468	Revolving Credit, 11.250%,
	due 3/12/13 (b)	$2,561,596
3,180,308	Term Loan, 11.250%,
	due 3/12/13 (b)	3,164,407
6,619,083	Term Loan B, 10.750%,
	due 3/12/15 (b)	6,486,701
9,000,000	DAE Aviation Holdings, Inc., 11.250%,
	due 8/1/15 (a)	9,315,000

		21,527,704

	Chemicals - 2.10%
22,373,575	Lyondell Chemical Co., 11.000%,
	due 5/1/18	25,449,942

	Consumer Products - 2.49%
17,000,000	Armored Autogroup, Inc., 9.250%,
	due 11/1/18 (a)	16,745,000
12,500,000	NBTY, Inc., 9.000%, due 10/1/18	13,421,875

		30,166,875

	Energy - 9.92%
4,503,994	Compton Petroleum Finance Corp.,
	10.000%, due 9/15/11
	(Canada) (c)	3,603,195
9,962,000	Denbury Resources, Inc., 8.250%,
	due 2/15/20	11,057,820
	Energy XXI Gulf Coast, Inc.:
15,000,000	9.250%, due 12/15/17	16,200,000
13,000,000	7.750%, due 6/15/19	13,146,250
12,000,000	GMX Resources, Inc., 11.375%,
	due 2/15/19 (a)	11,490,000
12,500,000	Harvest Operations Corp., 6.875%,
	due 10/1/17 (Canada) (a)	13,093,750

Principal Amount†			Value (Note 1)

		Energy (continued)
21,318,000		Hercules Offshore, Inc., 10.500%,
		due 10/15/17 (a)	$22,383,900
9,500,000		Platinum Energy Solutions, Inc.,
		14.250%, due 3/1/15 (c)	9,158,760
8,274,000		Stallion Oilfield Holdings, Ltd.,
		10.500%, due 2/15/15	9,308,250
10,000,000		Trinidad Drilling, Ltd., 7.875%,
		due 1/15/19 (Canada) (a)	10,550,000

			119,991,925

		Financials - 11.57%
		Centro Properties Group (Australia):
8,035,778		Term Loan A, due 12/15/11 (b) (f)	6,267,907
4,267,797	AUD	Term Loan A, due 12/15/11 (b) (f)	3,657,106
2,872,548		Term Loan B, due 12/15/11 (f)	2,240,588
91,674		Term Loan F, due 12/15/11 (b) (f)	71,506
732,203	AUD	Term Loan F, due 12/15/11 (b) (f)	627,430
		Lehman Brothers Holdings, Inc.*:
25,000,000		due 11/24/08	6,687,500
97,000,000		due 3/23/09 (b)	25,947,500
10,000,000		due 1/24/13	2,750,000
50,000,000		due 9/26/14	13,812,500
12,000,000		Marsico Holdings LLC/Marsico Co.
		Notes Corp., PIK, 10.625%,
		due 1/15/20 (a)	7,260,000
44,425,137		Marsico Parent Co. LLC, Term Loan B,
		5.312%, due 12/15/14 (b)	31,575,166
		Nuveen Investments, Inc.:
21,350,000		10.500%, due 11/15/15	22,364,125
8,000,000		10.500%, due 11/15/15 (a)	8,300,000
7,925,000		Term Loan, 12.500%,
		due 7/31/15 (b)	8,436,820

			139,998,148

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Principal Amount†		Value (Note 1)

Corporate Debt Instruments (continued)

	Food & Beverage - 1.96%
8,000,000	Harmony Foods Corp., 10.000%,
	due 5/1/16 (a)	$8,110,000
15,000,000	Pinnacle Foods Finance LLC/
	Pinnacle Foods Finance Corp.,
	9.250%, due 4/1/15	15,637,500

		23,747,500

	Gaming & Entertainment - 7.60%
24,850,000	Caesars Entertainment Operating
	Co., Inc., 12.750%, due 4/15/18	24,974,250
23,222,833	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK, 10.750%,
	due 1/15/17 (a)	25,080,660
9,997,937	Hicks Sport Group LLC, Term Loan B,
	due 12/15/10* (b)	6,698,618
10,850,000	Marina District Finance Co., Inc.,
	9.875%, due 8/15/18	11,148,375
15,000,000	MGM Resorts International, 7.500%,
	due 6/1/16	14,700,000
13,399,000	Shingle Springs Tribal Gaming
	Authority, 9.375%,
	due 6/15/15 (a)	9,312,305

		91,914,208

	Healthcare - 7.99%
10,775,000	Biomet, Inc., PIK, 10.375%,
	due 10/15/17	11,798,625
17,000,000	CHS/Community Health Systems,
	Inc., 8.875%, due 7/15/15	17,616,250
	HCA Inc.:
5,000,000	6.500%, due 2/15/20	5,087,500
5,000,000	7.500%, due 2/15/22	5,087,500
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	9,800,000

Principal Amount†		Value (Note 1)

	Healthcare (continued)
4,000,000	Kindred Healthcare, Inc., 8.250%,
	due 6/1/19 (a)	$3,940,000
13,910,000	Multiplan, Inc., 9.875%,
	due 9/1/18 (a)	14,988,025
	Rotech Healthcare, Inc.:
6,908,000	10.750%, due 10/15/15	7,616,070
21,000,000	10.500%, due 3/15/18	20,737,500

		96,671,470

	Home Construction - 3.65%
23,903,640	Ainsworth Lumber Co., Ltd., PIK,
	11.000%, due 7/29/15
	(Canada) (a)	21,752,311
21,841,000	Nortek, Inc., 10.000%,
	due 12/1/18 (a)	22,332,423

		44,084,734

	Manufacturing - 2.73%
15,000,000	Pinafore LLC/Pinafore, Inc.,
	9.000%, due 10/1/18 (a)	16,462,500
15,000,000	Trimas Corp., 9.750%, due 12/15/17	16,575,000

		33,037,500

	Media - 6.57%
	Clear Channel Communications, Inc.:
20,000,000	9.000%, due 3/1/21 (a)	19,000,000
22,367,289	PIK, 11.000%, due 8/1/16	19,459,541
	Clear Channel Worldwide Holdings, Inc.:
1,000,000	Series A, 9.250%, due 12/15/17	1,092,500
4,000,000	Series B, 9.250%, due 12/15/17	4,390,000
7,000,000	Cumulus Media, Inc., 7.750%,
	due 5/1/19 (a)	6,755,000
26,850,000	Intelsat Luxembourg SA, 11.250%,
	due 2/4/17 (Luxembourg)	28,796,625

		79,493,666

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Principal Amount†		Value (Note 1)

Corporate Debt Instruments (continued)

	Metals & Mining - 1.61%
3,000,000	Cemex SAB de CV, 9.000%,
	due 1/11/18 (Mexico) (a)	$2,835,000
15,750,000	Murray Energy Corp., 10.250%,
	due 10/15/15 (a)	16,616,250

		19,451,250

	Packaging - 0.49%
	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC:
3,000,000	7.125%, due 4/15/19 (a)	2,932,500
3,000,000	9.000%, due 4/15/19 (a)	3,000,000

		5,932,500

	Services - 5.56%
11,000,000	EnergySolutions, Inc. /
	EnergySolutions LLC, 10.750%,
	due 8/15/18	11,687,500
67,365,300	Koosharem Corp., Term Loan,
	10.250%, due 7/2/14 (b)	55,576,373

		67,263,873

	Technology - 3.13%
10,000,000	CommScope, Inc., 8.250%,
	due 1/15/19 (a)	10,450,000
17,500,000	EVERTEC Inc., 11.000%,
	due 10/1/18 (a)	18,593,750
3,750,000	Nortel Networks Ltd.,
	due 7/15/16 (Canada) *	4,260,938
4,000,000	Trans Union LLC/Transunion Financing
	Corp., 11.375%, due 6/15/18	4,590,000

		37,894,688

	Telecommunications - 2.44%
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	12,269,250
6,150,000	10.500%, due 4/15/18 (a)	6,903,375

Principal Amount†		Value (Note 1)

	Telecommunications (continued)
10,000,000	EH Holding Corp., 7.625%,
	due 6/15/21 (a)	$10,350,000

		29,522,625

	Transportation - 4.17%
36,045,000	General Maritime Corp.,
	12.000%, due 11/15/17[2]	23,429,250
25,000,000	Swift Services Holdings, Inc.,
	10.000%, due 11/15/18	27,031,250

		50,460,500

	Utilities - 2.90%
11,350,000	Energy Future Holdings Corp.,
	10.000%, due 1/15/20	11,975,884
29,069,472	Texas Competitive Electric
	Holdings Co. LLC, Non-Extended
	Term Loan, 3.688%,
	due 10/10/14 (b)	23,044,824

		35,020,708

	Total Corporate Debt Instruments
	(Cost $945,356,214)	951,629,816

Municipal Bonds - 0.83%

	Gaming & Entertainment - 0.83%
	New York City, NY, Industrial
	Development Agency Civic
	Facility Revenue, Bronx Parking
	Development Co. LLC:
3,000,000	OID, 5.750%, due 10/1/27	1,672,500
2,700,000	OID, 5.750%, due 10/1/37	1,505,250
12,330,000	OID, 5.875%, due 10/1/46	6,873,975

	Total Municipal Bonds
	(Cost $11,104,632)	10,051,725

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Shares		Value (Note 1)

Preferred Stocks - 2.85%

	Energy - 0.86%
28,325	Energy XXI Bermuda Ltd., 5.625%
	(Bermuda)	$10,374,031

	Financials - 1.99%
280,000	Ally Financial, Inc., Series A,
	8.500% (b)	6,893,600
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (e)	1,481,250
500,000	Federal National Mortgage
	Association, Series S, 8.250% (e)	1,180,750
1,000,000	Federal National Mortgage
	Association, Series T, 8.250% (e)	2,300,000
480,000	GMAC Capital Trust I, 8.125% (b)	12,297,600

		24,153,200

	Total Preferred Stocks
	(Cost $31,806,795)	34,527,231

Private Equities - 2.00%

	Aerospace - 0.90%
573,251	Aveos Holding Co.
	(Cayman Islands) (d) (e)	10,891,763

	Financials - 0.71%
1,000	Ally Financial, Inc. (e)	6,850,000
4,568,977	Cerberus CG Investor I LLC (e)	708,191
4,568,955	Cerberus CG Investor II LLC (e)	708,188
2,284,575	Cerberus CG Investor III LLC (e)	354,109

		8,620,488

	Utilities - 0.39%
14,474	Bosque LLP (e)	4,685,234

	Total Private Equities
	(Cost $24,889,549)	24,197,485

Shares or Units		Value (Note 1)

Common Stocks & Warrants - 2.14%

	Energy - 0.22%
25	Platinum Energy Solutions,
	Inc. Units (c) (e)	$2,500,000
9,500	Platinum Energy Solutions, Inc.
	Warrants, expires 12/31/11 (c) (e)	142,500

		2,642,500

	Financials - 1.48%
275,000	American International
	Group, Inc. (e)	7,892,500
600,000	Annaly Capital Management, Inc.	10,068,000

		17,960,500

	Services - 0.00%
77,746	Koosharem Corp. Warrants (c) (e)	0
9,925	Koosharem Corp., Series A
	Warrants (c) (e)	0

		0

	Transportation Services - 0.44%
718,636	Scorpio Tankers, Inc. (Monaco)[2] (e)	5,310,720

	Total Common Stocks & Warrants
	(Cost $29,197,467)	25,913,720

	Total Investment Portfolio - 86.48%
	(Cost $1,042,354,657)	1,046,319,977
	Other Assets less
	Liabilities - 13.52%	163,526,262

	NET ASSETS - 100.00%	$1,209,846,239

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2011
(Unaudited)

Value

Investor Class:
Net assets applicable to 32,418,881
shares outstanding	$365,707,865

Net asset value, offering and
redemption price per share	$11.28

Institutional Class:
Net assets applicable to 74,871,510
shares outstanding	$844,138,374

Net asset value, offering and
redemption price per share	$11.27

Notes:
PIK: Payment-in-kind. OID: Original Issue Discount.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The rate disclosed is in effect as of July 31, 2011.
(c)	Fair-valued security.
(d)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)	Non-income producing security.
(f)	Unsettled security. Coupon rate is undetermined at July 31, 2011.
*	Issuer in default.
†	Denominated in U.S. Dollars unless otherwise noted.
[1]	Incorporated in Bermuda.
[2]	Incorporated in Marshall Islands.

Country Concentration

% of Net Assets

United States	73.61%
Canada	4.40
Luxembourg	2.38
Cayman Islands	1.91
Jamaica	1.59
Australia	1.06
Bermuda	0.86
Monaco	0.44
Mexico	0.23

Total	86.48%

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Notes to Portfolios of Investments
July 31, 2011
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust.

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At July 31, 2011, such securities had a total fair value of $83,028,784 or 1.88% of net assets of Third Avenue Value Fund, $14,186,610 or 1.47% of net assets of Third Avenue Small-Cap Value Fund, $44,355,980 or 2.36% of net assets of Third Avenue Real Estate Value Fund, $8,524,729 or 0.57% of net assets of Third Avenue International Value Fund, and $15,404,455 or 1.27% of net assets of Third Avenue Focused Credit Fund. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the

19

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:
In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of July 31, 2011:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Advertising	$—	$—	$—	$39,783,425	$—
Agriculture	—	32,693,704	—	76,569,112	—
Annuities & Mutual Fund Management & Sales	150,660,000	—	—	—	—
Automotive	209,089,916	—	—	—	—
Auto Supply	—	4,703,493	—	—	—
Building & Construction Products/Services	—	—	—	31,188,855	—
Capital Goods	—	—	—	42,419,298	—
Chemicals & Allied Products	—	43,627,971	—	—	—
Computer Peripherals	—	22,902,878	—	—	—
Consulting and Information Technology Services	—	28,181,077	—	—	—
Consumer Products	—	27,150,326	—	—	—
Corporate Services	—	—	—	10,100,742	—
Depository Institutions	103,180,296	—	—	—	—
Diversified Operations	419,898,383	—	—	85,233,263	—
Electronics Components	—	59,713,349	—	102,156,353	—
Energy/Services	—	53,284,509	—	—	—
Financials	—	—	—	—	17,960,500
Forest Products & Paper	—	18,106,144	43,009,644	67,882,686	—
Healthcare Services	—	37,081,904	—	—	—
Holding Companies	1,160,998,984	67,896,611	—	122,693,968	—
Industrial Equipment	—	34,005,518	—	—	—
Industrial Services	—	7,100,003	—	—	—
Insurance	—	—	—	185,268,557	—
Insurance & Reinsurance	—	39,776,997	—	—	—
Investment Companies	—	—	—	57,175,304	—
Life Insurance	—	8,600,423	—	—	—
Machinery	—	—	—	29,031,689	—
Media	—	29,693,911	—	5,890,064	—
Metals & Mining	—	—	—	95,479,937	—
Metals Manufacturing	—	38,807,419	—	—	—
Mutual Holding Companies	10,073,138	—	—	—	—

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Non-U.S. Homebuilder	$—	$—	$95,453,190	$—	$—
Non-U.S. Real Estate Consulting/Management	—	—	18,383,288	—	—
Non-U.S. Real Estate Investment Trusts	—	—	206,594,593	—	—
Non-U.S. Real Estate Operating Companies	878,399,624	8,645,502	684,071,686	—	—
Oil & Gas	—	2,055,928	—	—	—
Oil & Gas Production & Services	125,831,156	—	—	61,585,580	—
Other Financial	—	—	—	40,957,105	—
Pharmaceuticals	—	—	—	66,603,098
Real Estate	—	—	—	107,121,628	—
Real Estate Investment Trust	—	1,610,147	—	—	—
Retail	—	5,393,392	—	—	—
Retail—Building Products	—	—	44,325,320	—	—
Securities Trading Services	—	30,878,324	—	—	—
Semiconductor Equipment Manufacturers & Related	12,320,000	6,330,195	—	—	—
Software	—	20,246,740	—	—	—
Steel & Specialty Steel	384,300,000	—	—	—	—
Technology—Hardware	—	—	—	31,744,914	—
Telecommunications	64,022,880	12,214,035	—	89,446,187	—
Transportation	—	—	—	25,812,080	—
Transportation Services	—	—	—	—	5,310,720
U.S. Homebuilder	—	—	42,544,430	—	—
U.S. Real Estate Investment Trusts	—	—	117,143,876	—	—
U.S. Real Estate Operating Companies	267,997,248	47,712,115	213,402,816	—	—
Utilities, Utility Service Companies & Waste Management	152,355,842	—	—	—	—
Limited Partnerships:
Infrastructure	10,060,000	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	10,374,031
Financials	—	—	—	—	24,153,200
Insurance & Reinsurance	8,896	—	—	—	—

Total for Level 1 Securities	3,949,196,363	688,412,615	1,464,928,843	1,374,143,845	57,798,451

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks
U.S. Real Estate Operating Companies	$—		$—	$45,506,697	$—	$—
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:	—		—	—	—	—
Municipal Bonds#	—		—	—	—	10,051,725
Corporate Debt Instruments#	99,402,450		—	27,125,001	—	938,867,861
Private Equities:
Aerospace	—		—	—	—	10,891,763
Financials	—		—	—	—	8,620,488
Utilities	—		—	—	—	4,685,234
Purchased Options:
Foreign Currency Put Options	—		1,130,913	—	13,187,072	—
Purchased Swaptions:	—		188,853	—	—	—
Short Term Investments:
U.S. Government Obligations	—		149,958,647	—	—	—

Total for Level 2 Securities	99,402,450		151,278,413	72,631,698	13,187,072	973,117,071

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	0	*	—	—	—	—
Consumer Products	26,318		—	—	—	—
Energy	—		—	—	—	2,642,500
Financial Insurance	555,000		—	—	—	—
Forest Products & Paper	—		2,539,610	—	8,524,729	—
Insurance & Reinsurance	192,001		—	—	—	—
Manufactured Housing	71,818,761		—	—	—	—
Services	—		—	—	—	0	*
U.S. Real Estate Operating Companies	5,692,746		—	3,894,518	—	—
Limited Partnerships:
Holding Companies	—		11,647,000	—	—	—
Insurance & Reinsurance	505,656		—	—	—	—
Investment Fund	—		—	40,461,462	—	—

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3 (continued)
Preferred Stocks:
Insurance & Reinsurance	$221,861	$—	$—	$—	$—
Corporate Debt Instruments#	4,016,441	—	—	—	12,761,955

Total for Level 3 Securities	83,028,784	14,186,610	44,355,980	8,524,729	15,404,455

Total Value of Investments	$4,131,627,597	$853,877,638	$1,581,916,521	$1,395,855,646	$1,046,319,977

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Exchange Contracts	$—	$—	$(7,300,016)	$—	$—
Call Options Written	—	—	(852,075)	—	—

Total Value or Depreciation of Other Financials Instruments	$—	$—	$(8,152,091)	$—	$—

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
*	Security has zero value.

During the period ending July 31, 2011, the Funds recognized no significant transfers to/from Level 1 and Level 2 due to the application of fair value factors during the period.

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/10 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases	Net sales	Payment- in-kind interest	Realized loss	Balance as of 7/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$0	*	$—	$—	$—	$—	$—	$0	*	$—
Consumer Products	26,318		—	—	—	—	—	26,318		—
Financial Insurance	555,000		—	—	—	—	—	555,000		—
Insurance & Reinsurance	191,667		22,081	—	(21,747)†	—	—	192,001		22,081
Manufactured Housing	35,000,000		818,761	36,000,000	—	—	—	71,818,761		818,761
U.S. Real Estate
Operating Companies	10,436,702		1,955,849	—	(5,692,747)	—	(1,007,058)	5,692,746		474,396
Corporate Debt Instruments#	7,102,886		(3,595,734)	—	—	509,289	—	4,016,441		(3,595,734)
Limited Partnerships:
Insurance & Reinsurance	367,955		137,701	—	—	—	—	505,656		137,701
Preferred Stocks:
Insurance & Reinsurance	216,372		5,489	—	—	—	—	221,861		5,489

Total	$53,896,900		$(655,853)	$36,000,000	$(5,714,494)	$509,289	$(1,007,058)	$83,028,784		$(2,137,306)

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$4,447,931		$(1,908,321)	$—	$—	$—	$—	$2,539,610		$(1,908,321)
Limited Partnerships:
Holding Companies	7,144,000		4,503,000	—	—	—	—	11,647,000		4,503,000

Total	$11,591,931		$2,594,679	$—	$—	$—	$—	$14,186,610		$2,594,679

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate
Operating Companies	$7,140,280		$1,598,778	$—	$(3,894,878)	$—	$(949,662)	$3,894,518		$324,543
Limited Partnerships:
Investment Fund	38,735,530		(274,068)	2,000,000	—	—	—	$40,461,462		(274,068)

Total	$45,875,810		$1,324,710	$2,000,000	$(3,894,878)	$—	$(949,662)	$44,355,980		$50,475

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

	Balance as of 10/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases		Bond discount	Transfer out Level 3	Balance as of 7/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$14,930,405	$(6,405,676)	$—		$—	$—	$8,524,729		$(6,405,676)
Third Avenue Focused Credit Fund
Common Stocks & Warrants:
Energy	$—	$142,500	$2,500,000		$—	$—	$2,642,500		$142,500
Services	—	—	0	‡	—	—	0	*	—
Private Equities:
Financials	14,300,000	—	—		—	(14,300,000)	—		—
Corporate Debt Instruments#	14,676,415	(1,041,852)	9,301,260		88,632	(10,262,500)	12,761,955		(1,041,852)

Total	$28,976,415	$(899,352)	$11,801,260		$88,632	$(24,562,500)	$15,404,455		$(899,352)

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
*	Security has zero value.
†	Corporate action to properly state shares held.
‡	Securities acquired with zero cost.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security transactions and investment income:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency contracts to hedge or manage these exposures. The Funds also buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation (depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Swaptions:
The Funds may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Funds bear the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. The Funds execute transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Funds’ maximum amount of loss are the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received or paid from writing or purchasing swaptions that expire or are exercised are treated by the Funds as realized gains or losses from investments. The difference between the premium and the amount paid on effecting a closing pur-

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

chase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of July 31, 2011:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$1,355,881,754	$163,543,313	$322,004,200	$233,168,902	$41,119,432
Gross unrealized depreciation	(498,103,011)	(119,071,259)	(116,628,919)	(191,724,785)	(37,154,112)

Net unrealized appreciation/ (depreciation)	$857,778,743	$44,472,054	$205,375,281	$41,444,117	$3,965,320

Aggregate book cost	$3,273,848,854	$809,405,584	$1,376,541,240	$1,354,411,529	$1,042,354,657

3. COMMITMENTS AND CONTINGENCIES

At July 31, 2011, Third Avenue Real Estate Value Fund had the following commitment and contingency:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Alliance Bernstein Legacy Securities (C1) L.P.	Limited Partnership	$40,000,000	$36,000,000	$4,000,000

Third Avenue Focused Credit Fund may enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. At July 31, 2011, Third Avenue Focused Credit Fund had no outstanding bridge financing commitments.

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2011
(Unaudited)

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

30

BOARD OF TRUSTEES
Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 15, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 15, 2011

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	September 15, 2011